Share of associates and joint ventures' profit (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of associates [line items]
Net interest received (paid)	$ 29	$ 9	$ 27
Profit (loss) before taxation	507	597	1,589
Taxation	(134)	(208)	(625)
Profit (loss) for the period from continuing operations	373	389	964
Joint ventures
Disclosure of associates [line items]
Profit on sale of joint ventures	0	0	19
Associates | Joint ventures
Disclosure of associates [line items]
Revenue	341	319	677
Operating costs and other expenses	(186)	(174)	(353)
Net interest received (paid)	4	6	5
Profit (loss) before taxation	159	151	348
Taxation	(37)	(32)	(70)
Profit (loss) for the period from continuing operations	$ 122	$ 119	$ 278